Benefit Plans and Other Postretirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
One-percentage-point change in assumed health care cost trend rates
Effect on total service and interest cost components, 1-Percentage-Point Increase	$ 1
Effect on total service and interest cost components, 1-Percentage-Point Decrease	(1)
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	9
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	(7)
Company's contributions to 401(k) plans
Company contributions to defined contribution plans	24	28	22
South Texas Project Units 1 and 2, Bay, City, TX
STP Defined Benefit Plans
Undivided ownership interest in STP (as a percent)	44.00%
Percentage of contribution to the retirement plan obligation reimbursed	44.00%
Amount reimbursed to STPNOC towards defined benefit plans	12	4
Expected reimbursement of contribution to retirement plan obligations to STPNOC in 2011	15
Pension Benefits
NRG's expected future benefit payments
2012	21
2013	23
2014	24
2015	26
2016	29
2017-2021	182
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status - STPNOC benefit plans	(148)	(107)
Net periodic benefit costs	14	15	17
Other changes in plan assets and benefit obligations recognized in other comprehensive income	46	14
Pension Benefits | South Texas Project Units 1 and 2, Bay, City, TX
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status - STPNOC benefit plans	(67)	(55)
Net periodic benefit costs	9	8
Other changes in plan assets and benefit obligations recognized in other comprehensive income	15	8
Other Postretirement Benefits
NRG's expected future benefit payments
2012	3
2013	3
2014	4
2015	4
2016	5
2017-2021	33
Medicare prescription drug reimbursements
2012	0
2013	0
2014	0
2015	0
2016	0
2017-2021	1
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status - STPNOC benefit plans	(122)	(106)
Net periodic benefit costs	8	8	9
Other changes in plan assets and benefit obligations recognized in other comprehensive income	9	(5)
Other Postretirement Benefits | South Texas Project Units 1 and 2, Bay, City, TX
Recognized amount in statement of financial position, statement of operations and accumulated OCI related to STP
Funded status - STPNOC benefit plans	(49)	(40)
Net periodic benefit costs	6	4
Other changes in plan assets and benefit obligations recognized in other comprehensive income	$ 3	$ 7